Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Salaries and wages	$ 13,274	$ 6,306
Advance invoiced customers	1,694	5,447
Royalties	2,321	1,233
Other current liabilities	8,411	6,663
Total	$ 25,700	$ 19,649